Interim Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Reserve of share-based payments [member]	Reserve For Warrants [Member]	Accumulated other comprehensive income [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Beginning balance, value at Aug. 31, 2021	$ 158,129	$ 5,680	$ 1,606	$ (117,457)	$ 47,958	$ (1,533)	$ 46,425
Balance, number (in shares) at Aug. 31, 2021	254,870,556
IfrsStatementLineItems [Line Items]
Shares issued for settlement of debts	$ 98				98		98
Shares issued for settlement of debts, (In Shares)	165,889
Share-based compensation expense (Note 12)		980			980		980
Net income for the period				(2,022)	(2,022)	(136)	(2,158)
Ending balance, value at Nov. 30, 2021	$ 158,227	6,660	1,606	(119,479)	47,014	(1,669)	45,345
Balance, number (in shares) at Nov. 30, 2021	255,036,445
IfrsStatementLineItems [Line Items]
Shares issued for financing	$ 373				373		373
Shares issued for financing, (In Shares)	909,901
Shares issued for cash, net of share issuance costs	$ 3,867				3,867		3,867
Shares issued for cash, net of share issuance costs, (In Shares)	17,948,718
Stock options exercised	$ 258	(111)			147		147
Stock options exercised, (In Shares)	450,000
Shares issued for share-based payments	$ 1,221	(1,221)
Shares issued for share-based payments, (In Shares)	1,801,120
Witholding tax impact on restricted share units		(636)			(636)		(636)
Warrants issued			94		94		94
Share-based compensation expense (Note 12)		2,133			2,133		2,133
Net income for the period				(4,194)	(4,194)	4,030	(164)
Ending balance, value at Aug. 31, 2022	$ 163,946	6,825	1,700	(123,673)	48,798	2,361	51,159
Balance, number (in shares) at Aug. 31, 2022	276,146,184
IfrsStatementLineItems [Line Items]
Shares issued for share-based payments	$ 227	(227)
Shares issued for share-based payments, (In Shares)	442,500
Witholding tax impact on restricted share units		(94)			(94)		(94)
Share-based compensation expense (Note 12)		809			809		809
Net income for the period				3,512	3,512	1,648	5,160
Ending balance, value at Nov. 30, 2022	$ 164,173	$ 7,313	$ 1,700	$ (120,161)	$ 53,025	$ 4,009	$ 57,034
Balance, number (in shares) at Nov. 30, 2022	276,588,684